Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Massachusetts Municipal Trust
Entity Central Index Key	0000357057
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity Massachusetts Municipal Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund Premium Class
Trading Symbol	FMSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Net Assets	$ 3,122,507,361
Holdings Count | shares	300
Advisory Fees Paid, Amount	$ 6,008,130
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,122,507,361
Number of Holdings	300
Total Advisory Fee	$6,008,130

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 72.1 8-30 2.8 31-60 8.1 61-90 1.3 91-180 7.4 >180 9.2 Variable Rate Demand Notes (VRDNs) 38.1 Municipal Securities 26.0 Tender Option Bond 22.6 Commercial Paper 2.2 Net Other Assets (Liabilities) 11.1 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 38.1 Municipal Securities - 26.0 Tender Option Bond - 22.6 Commercial Paper - 2.2 Net Other Assets (Liabilities) - 11.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Expenses [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Massachusetts Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Income Fund
Class Name	Fidelity® Massachusetts Municipal Income Fund
Trading Symbol	FDMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Massachusetts Municipal Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Income Fund	$ 45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the state-specific index, the Bloomberg Massachusetts Enhanced Municipal Linked 08/01/2018 Index, for the fiscal year.
•This included an overweight in lower-quality bonds that outperformed the index as credit spreads tightened. For example, larger-than-index exposure to bonds backed by Milford Regional Medical Center added value when the lower-quality issuer affiliated with higher-quality UMass Memorial Health.
•An underweight in bonds backed by Harvard University also aided the relative result, given that the high-quality securities lagged the state-specific index amid the market's preference for lower-quality, higher-yielding bonds.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to relative performance.
•In contrast, performance was hurt by the fund's longer duration (interest-rate sensitivity) than the index, including an overweight in 20-year bonds.
•Pricing factors detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Fidelity® Massachusetts Municipal Income Fund $10,000 $10,254 $10,160 $10,541 $10,768 $11,673 $12,042 $11,827 $11,326 $11,668 $11,876 Bloomberg Massachusetts Enhanced Municipal Linked Index $10,000 $10,298 $10,216 $10,576 $10,914 $11,830 $12,288 $12,001 $11,605 $11,876 $12,088 Bloomberg Municipal Bond Index $10,000 $10,271 $10,242 $10,603 $10,950 $11,896 $12,374 $12,140 $11,746 $12,087 $12,338 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Massachusetts Municipal Income Fund 1.78% 0.35% 1.73% Bloomberg Massachusetts Enhanced Municipal Linked Index 1.79% 0.43% 1.91% Bloomberg Municipal Bond Index 2.08% 0.73% 2.12% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,740,542,490
Holdings Count | shares	461
Advisory Fees Paid, Amount	$ 7,620,891
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,740,542,490
Number of Holdings	461
Total Advisory Fee	$7,620,891
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 27.5 Education 18.1 Special Tax 13.8 Health Care 12.8 Transportation 10.6 Water & Sewer 5.1 Others(Individually Less Than 5%) 12.1 100.0 AAA 5.8 AA 66.4 A 6.0 BBB 14.3 BB 0.4 Not Rated 1.6 Short-Term Investments and Net Other Assets (Liabilities) 5.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.8 AA - 66.4 A - 6.0 BBB - 14.3 BB - 0.4 Not Rated - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 5.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund Institutional Class
Trading Symbol	FMAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 3,122,507,361
Holdings Count | shares	300
Advisory Fees Paid, Amount	$ 6,008,130
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,122,507,361
Number of Holdings	300
Total Advisory Fee	$6,008,130

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 72.1 8-30 2.8 31-60 8.1 61-90 1.3 91-180 7.4 >180 9.2 Variable Rate Demand Notes (VRDNs) 38.1 Municipal Securities 26.0 Tender Option Bond 22.6 Commercial Paper 2.2 Net Other Assets (Liabilities) 11.1 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 38.1 Municipal Securities - 26.0 Tender Option Bond - 22.6 Commercial Paper - 2.2 Net Other Assets (Liabilities) - 11.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Expenses [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Massachusetts Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund
Trading Symbol	FAUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Money Market Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 3,122,507,361
Holdings Count | shares	300
Advisory Fees Paid, Amount	$ 6,008,130
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,122,507,361
Number of Holdings	300
Total Advisory Fee	$6,008,130

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 72.1 8-30 2.8 31-60 8.1 61-90 1.3 91-180 7.4 >180 9.2 Variable Rate Demand Notes (VRDNs) 38.1 Municipal Securities 26.0 Tender Option Bond 22.6 Commercial Paper 2.2 Net Other Assets (Liabilities) 11.1 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 38.1 Municipal Securities - 26.0 Tender Option Bond - 22.6 Commercial Paper - 2.2 Net Other Assets (Liabilities) - 11.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Expenses [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec